Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 8,100	$ 7,500	$ 8,100
Accumulated amortization	27,328	28,187	20,221
Shares held in treasury	17,119,205	17,082,652	16,998,850
Series AA Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
Preferred Class A
Preferred stock, par value	$ 638.000	$ 638.000	$ 638.000
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	95,867,915	95,011,499	94,483,412
Common stock, shares outstanding	78,748,710	77,928,847	77,484,562
Common Class B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,910,365	15,122,865	15,122,865
Common stock, shares outstanding	14,910,365	15,122,865	15,122,865
LAMAR MEDIA CORP
Allowance for doubtful accounts	8,100	7,500	8,100
Accumulated amortization	$ 18,039	$ 18,899	$ 10,933
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100